additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities
Beginning	$ 18,437	$ 15,409
Issued or received	4,882	7,705
Redemptions, repayments or payments	(3,863)	(5,261)
Foreign exchange movement (Note 4(i))	64	(38)
Other	888	622
Ending	20,408	18,437
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	352	326
Redemptions, repayments or payments	(1,469)	(1,332)
Other	1,520	1,358
Ending	403	352
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	539	183
Other	(539)	(183)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	352	326
Redemptions, repayments or payments	(930)	(1,149)
Other	981	1,175
Ending	403	352
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100
Issued or received	215	850
Redemptions, repayments or payments	(223)	(851)
Other	8	1
Ending	100	100
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	18,437	15,409
Issued or received	7,019	11,565
Redemptions, repayments or payments	(6,000)	(9,121)
Foreign exchange movement (Note 4(i))	64	(38)
Other	888	622
Ending	20,408	18,437
TELUS Corporation senior notes | Long-term debt
Changes in liabilities arising from financing activities
Beginning	14,479	12,186
Issued or received	1,500	3,474
Redemptions, repayments or payments	(900)	(1,000)
Foreign exchange movement (Note 4(i))	(60)	(145)
Other	2	(36)
Ending	15,021	14,479
TELUS Corporation commercial paper | Long-term debt
Changes in liabilities arising from financing activities
Beginning	1,015	774
Issued or received	1,782	4,135
Redemptions, repayments or payments	(2,116)	(3,860)
Foreign exchange movement (Note 4(i))	50	(34)
Ending	731	1,015
TELUS Communications Inc. debentures | Long-term debt
Changes in liabilities arising from financing activities
Beginning	621	620
Other	1	1
Ending	622	621
TELUS International (Cda) Inc. credit facility | Long-term debt
Changes in liabilities arising from financing activities
Beginning	431	419
Issued or received	1,600	96
Redemptions, repayments or payments	(191)	(64)
Foreign exchange movement (Note 4(i))	(27)	(22)
Other	(9)	2
Ending	1,804	431
Other | Long-term debt
Changes in liabilities arising from financing activities
Beginning	267
Redemptions, repayments or payments	(319)	(8)
Other	325	275
Ending	273	267
Lease liabilities | Long-term debt
Changes in liabilities arising from financing activities
Beginning	1,661	1,483
Redemptions, repayments or payments	(365)	(333)
Foreign exchange movement (Note 4(i))	7	(16)
Other	534	527
Ending	1,837	1,661
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt
Changes in liabilities arising from financing activities
Beginning	(37)	(73)
Issued or received	2,137	3,860
Redemptions, repayments or payments	(2,109)	(3,856)
Foreign exchange movement (Note 4(i))	94	179
Other	35	(147)
Ending	120	(37)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(2,137)	(3,860)
Redemptions, repayments or payments	$ 2,137	$ 3,860